Financial expense, net (Tables)	3 Months Ended
Mar. 31, 2022
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2022 and 2021:

	For the three-month period ended March 31,
	2022	2021
Financial income	($ in thousands)
Interest income from loans and credits	383	511
Interest rate gains on derivatives: cash flow hedges	609	601
Total	992	1,112

Financial expense
	For the three-month period ended March 31,
	2022	2021
Financial expense	($ in thousands)
Interest on loans and notes	(71,126)	(71,024)
Interest rates losses derivatives: cash flow hedges	(12,276)	(14,143)
Total	(83,402)	(85,166)

Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2022, and 2021:

	For the three-month period ended March 31,
Other financial income / (expenses)	2022	2021
	($ in thousands)
Other financial income	4,124	6,662
Other financial losses	(5,254)	(3,687)
Total	(1,130)	2,975